CONVERTIBLE NOTES - Key assumptions used in determining fair value of Convertible Notes (Details)	Dec. 31, 2024
2023 Convertible Notes | Risk-free interest rate | Minimum
Debt Instrument [Line Items]
Measurement input	0.0551
2023 Convertible Notes | Risk-free interest rate | Maximum
Debt Instrument [Line Items]
Measurement input	0.0552
2023 Convertible Notes | Probability of conversion
Debt Instrument [Line Items]
Measurement input	0.90
2023 Convertible Notes | Bond yields | Minimum
Debt Instrument [Line Items]
Measurement input	0.0701
2023 Convertible Notes | Bond yields | Maximum
Debt Instrument [Line Items]
Measurement input	0.0847
2024 Convertible Notes | Risk-free interest rate
Debt Instrument [Line Items]
Measurement input	0.0425
2024 Convertible Notes | Probability of conversion
Debt Instrument [Line Items]
Measurement input	0.567
2024 Convertible Notes | Bond yields
Debt Instrument [Line Items]
Measurement input	0.1012